Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of ROU Assets and Related Lease Liabilities

The following represents the aggregate ROU assets and related lease liabilities as of June 30, 2024 and 2025:

	As of June 30,
	2024	2025
	RMB	RMB
Operating lease ROU assets	105,201	61,958
Current operating lease liabilities	47,271	29,271
Non-current operating lease liabilities	53,856	29,924
Total operating lease liabilities	101,127	59,195

The weighted average lease term and discount rate as of June 30, 2024 and 2025 were as follows:

	As of June 30,
	2024	2025
Weighted average lease term in years:
Operating leases	2.74	2.78
Weighted average discount rate:
Operating leases	3.72%	3.09%

The components of lease expenses for the years ended June 30, 2024 and 2025 were as follows:

	Year ended June 30,
	2024	2025
	RMB	RMB
Operating lease expense	34,302	50,551
Short term lease expense	1,380	3,579
Total	35,682	54,130

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases for the years ended June 30, 2024 and 2025 were as follows:

	Year ended June 30,
	2024	2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	33,973	48,913
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	894	2,290

Schedule of Maturities of Lease Liabilities

The following table provides maturities of lease liabilities at June 30, 2025:

Minimum Lease Payment
RMB
Year ending June 30:
2026	30,867
2027	16,070
2028	7,311
2029	5,096
2030	2,567
Thereafter	269
Total remaining undiscounted lease payments	62,180
Less: Interest	2,985
Total present value of lease liabilities	59,195
Less: Current operating lease liabilities	29,271
Non-current operating lease liabilities	29,924